Share capital	12 Months Ended
Dec. 31, 2024
Share capital.
Share capital

14. Share capital

	Number of shares
	Common	Treasury
	shares	shares	Total
Balance as of January 1, 2023	115,348,311	(38,214,291)	77,134,020
Issue of shares - treasury shares	32,900,000	(32,900,000)	—
Issue of shares - exercise ESOP	12,527,235	—	12,527,235
Sale of shares under shelf registration	—	7,999,998	7,999,998
Exercise of pre-funded warrants(1)	23,578,950	—	23,578,950
Sale of shares under sale agency agreement	—	4,006,373	4,006,373
Net purchase of shares under liquidity agreement	—	(43,872)	(43,872)
Acquisition of shares forfeited from DSPPP	—	(7,311)	(7,311)
Balance as of December 31, 2023	184,354,496	(59,159,103)	125,195,393
Shares reclassed as treasury shares under IFRS 2	—	(29,958,807)	(29,958,807)
Balance as of December 31, 2023 IFRS 2	184,354,496	(89,117,910)	95,236,586
(1) In accordance with Swiss law, the issuance of 6,120,000 new shares through the exercise of pre-funded warrants from December 12, 2023 to December 31, 2023, have been registered in the commercial register on February 20, 2024. As of December 31, 2023, the amount of the share capital as registered in the commercial register is CHF 1,782,344.96 divided into 178,234,496 shares.

	Number of shares
	Common	Treasury
	shares	shares	Total
Balance as of January 1, 2024(1)	184,354,496	(59,159,103)	125,195,393
Sale of shares under sale agency agreement	—	3,050,665	3,050,665
Net sale of shares under liquidity agreement	—	55,450	55,450
Acquisition of shares forfeited from DSPPP	—	(8,539)	(8,539)
Balance as of December 31, 2024	184,354,496	(56,061,527)	128,292,969
Shares reclassed as treasury shares under IFRS 2	—	(29,950,268)	(29,950,268)
Balance as of December 31, 2024 IFRS 2	184,354,496	(86,011,795)	98,342,701

(1) In accordance with Swiss law, the issuance of 6,120,000 new shares through the exercise of pre-funded warrants from December 12, 2023 to December 31, 2023, have been registered in the commercial register on February 20, 2024. As of January 1, 2024, the amount of the share capital as registered in the commercial register is CHF 1,782,344.96 divided into 178,234,496 shares.

As of December 31, 2024, 128,292,969 shares were outstanding excluding 56,061,527 treasury shares directly held by Addex Pharma SA and including 29,950,268 outstanding shares benefiting from our DSPPP, considered as treasury shares under IFRS 2 (see note 15). As of December 31, 2023, 125,195,393 shares were outstanding excluding 59,159,103 treasury shares directly held by Addex Pharma SA and including 29,958,807 outstanding shares benefiting from our DSPPP, considered as treasury shares under IFRS 2 (see note 15). All shares have a nominal value of CHF 0.01.

The Group maintains a liquidity agreement with Kepler Cheuvreux (“Kepler”). Under the agreement, the Group has provided Kepler with cash and shares to enable them to buy and sell the Company’s shares. As of December 31, 2024, 116,622 (December 31,2023: 172,072) treasury shares are recorded under this agreement in the treasury share reserve and CHF 6,496 (December 31,2023: CHF 848) is recorded in other financial assets.

During the year 2024, the Group sold 3,050,665 treasury shares under the sale agency agreement with Kepler Cheuvreux at an average price of CHF 0.08 per share for gross proceeds of CHF 235,257 (during the year 2023, the Group sold 4,006,373 treasury shares at an average price of CHF 0.30 per share for gross proceeds of CHF 1,193,074).

On February 20, 2024, in accordance with Swiss law, the company registered in the commercial register 6,120,000 new shares issued out of conditional capital from December 12, 2023 to December 31, 2023 following the exercise of pre-funded warrants granted to one institutional investor on April 3, 2023.

On December 13, 2023, the company increased its capital from CHF 1,329,483 to CHF 1,782,345 by the issuance of 45,286,185 new registered shares at a nominal value of CHF 0.01 per share. Of these shares, 29,986,185 has been issued out of our conditional capital including 17,458,950 shares issued following the exercise of pre-funded warrants granted in the offering executed in April 2023 and 12,527,235 shares issued through the exercise of equity incentive units at a strike price of CHF 0.043 by Board Members, Executive Managers and employees on November 27, 2023. The payment of the strike price has been deferred under the Group’s staff retention deferred strike price payment plan (“DSPPP”) and consequently, under IFRS 2, the 12,527,235 shares issued from the exercise of equity incentive units are considered as treasury shares. The 12,527,235 shares are considered to be legally owned by the exercising equity incentive unit holders on November 27, 2023. The remaining 15,300,000 shares have been issued from the capital band of the company and fully subscribed by its 100% owned subsidiary Addex Pharma SA at the nominal value of CHF 0.01.

On October 23, 2023, the ADS ratio was changed from one ADS to six shares to a new ratio of one ADS to one hundred and twenty shares. The ADS ratio change had the same effect as a one to twenty ADS reverse split and except as otherwise indicated, all information in these consolidated financial statements gives retroactive effect to the ADS Ratio Change.

On June 14, 2023, the Company increased its capital from CHF 1,153,483 to CHF 1,329,483 through the issuance of 17,600,000 new shares from its capital band to its 100% owned subsidiary, Addex Pharma SA, at the nominal value of CHF 0.01. These shares are held as treasury shares; hence the operation does not impact the outstanding share capital.

On April 3, 2023, the Group entered into a securities purchase agreement with an institutional investor. The Group sold 7,999,998 treasury shares in the form of ADSs at a price of USD 0.16 (CHF 0.14) per share equivalent to USD 19.00 per ADS (CHF 17.20 per ADS) and 23,578,950 pre-funded warrant shares in the form of ADSs at a price of USD 0.16 (CHF 0.14 per share) equivalent to USD 18.80 (CHF 17.02) per ADS totally exercised as of December 31, 2023. As a consequence, 23,578,950 new shares have been issued from conditional capital of which 6,120,000 have been registered in the commercial register on February 20, 2024 in accordance with Swiss law. The total gross proceeds from the offering amounted to USD 5.0 million (CHF 4.5 million) and directly attributable share offering costs of CHF 0.2 million were recorded as a deduction in equity. In addition, the Group granted the institutional investor, 31,578,948 warrant shares exercisable in the form of ADSs with an exercise price of USD 0.17 (CHF 0.15) per share equivalent to USD 20.00 (CHF 18.11) per ADS and an exercise period expiring on April 5, 2028. The fair value of the warrant shares amounts to CHF 1.78 million and has been recorded in equity as a cost of the offering. The Group also reduced the price to USD 0.17 (CHF 0.15) per share equivalent to USD 20.00 (CHF 18.11) per ADS and extended the exercise period to April 5, 2028 of 9,230,772 warrant shares exercisable in the form of ADSs and 15,000,000 warrant shares exercisable in the form of ADSs granted in the securities purchase agreement signed on December 16, 2021 and July 22, 2022, respectively. Therefore, the institutional investor holds a total of 55,809,720 warrant shares exercisable in the form 465,081 warrant ADSs with an exercise price of USD 0.17 (CHF 0.15) per share equivalent to USD 20.00 (CHF 18.11) per ADS, expiring on April 5, 2028. Additionally, the amendments to the exercise conditions resulted in an increase in the total fair value of CHF 0.96 million that has been recorded in equity as a cost of the offering.